Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000009596 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009596 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000009596 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009596 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000009596 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009596 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000009596 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009596 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009596 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009596 | Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009596 | U.S. Treasury / Federal Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000009596 | Taxable Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000009596 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000009596 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000009596 | Mortgage Pass-Through Securities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009596 | Electronic Technology
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000009596 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000009596 | Retail Trade
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000009596 | Producer Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009596 | Health Technology
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000009596 | Finance
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009596 | Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009596 | Health Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009596 | Consumer Non-Durables
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009596 | Others
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009596 | Equities
Holdings [Line Items]
Percent of Net Asset Value	64.20%
C000009596 | Bonds
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000009600 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009600 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000009600 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000009600 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000009600 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000009600 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009600 | Procter & Gamble Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009600 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009600 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000009600 | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009600 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000009600 | Software
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000009600 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000009600 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000009600 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000009600 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000009600 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000009600 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000009600 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009600 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000033658 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033658 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000033658 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000033658 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033658 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000033658 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033658 | Procter & Gamble Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033658 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033658 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033658 | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033658 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000033658 | Software
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000033658 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000033658 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000033658 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000033658 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000033658 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000033658 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000033658 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033658 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000069003 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000069003 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000069003 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000069003 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000069003 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000069003 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069003 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069003 | Shell, PLC, ADR
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000069003 | Accenture, PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069003 | Arthur J Gallagher & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000069003 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000069003 | Software
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000069003 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000069003 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000069003 | Industrial Conglomerates
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000069003 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000069003 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000069003 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000069003 | Commercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000069003 | Road & Rail
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000069003 | United States
Holdings [Line Items]
Percent of Net Asset Value	62.40%
C000069003 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000069003 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000069003 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000069003 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000069003 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069003 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000069003 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000069003 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000069003 | France
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000071096 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000071096 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000071096 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000071096 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000071096 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000071096 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000071096 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000071096 | Shell, PLC, ADR
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000071096 | Accenture, PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000071096 | Arthur J Gallagher & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000071096 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000071096 | Software
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000071096 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000071096 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000071096 | Industrial Conglomerates
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000071096 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000071096 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000071096 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000071096 | Commercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000071096 | Road & Rail
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000071096 | United States
Holdings [Line Items]
Percent of Net Asset Value	62.40%
C000071096 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000071096 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000071096 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000071096 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000071096 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000071096 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000071096 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000071096 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000071096 | France
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000170242 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000170242 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000170242 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000170242 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000170242 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000170242 | Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000170242 | Trane Technologies, PLC
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000170242 | Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000170242 | salesforce.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000170242 | Allianz SE, ADR
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000170242 | Software
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000170242 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000170242 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000170242 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000170242 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000170242 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000170242 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000170242 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000170242 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000170242 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000170242 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000170242 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000170242 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000170242 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000170242 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000170242 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000170242 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000170242 | France
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000170242 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000170243 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000170243 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000170243 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000170243 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000170243 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000170243 | Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000170243 | Trane Technologies, PLC
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000170243 | Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000170243 | salesforce.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000170243 | Allianz SE, ADR
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000170243 | Software
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000170243 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000170243 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000170243 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000170243 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000170243 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000170243 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000170243 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000170243 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000170243 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000170243 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000170243 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000170243 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000170243 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000170243 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000170243 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000170243 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000170243 | France
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000170243 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153295 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000153295 | KBR, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153295 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153295 | Argan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153295 | Northern Oil & Gas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000153295 | TechnipFMC, PLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153295 | Globant SA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153295 | Stifel Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153295 | Kodiak Gas Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000153295 | Chord Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000153295 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000153295 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000153295 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000153295 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000153295 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000153295 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000153295 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000153295 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000153295 | Real Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000153296 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000153296 | KBR, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153296 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153296 | Argan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153296 | Northern Oil & Gas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000153296 | TechnipFMC, PLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153296 | Globant SA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153296 | Stifel Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153296 | Kodiak Gas Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000153296 | Chord Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000153296 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000153296 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000153296 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000153296 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000153296 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000153296 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000153296 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000153296 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000153296 | Real Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009598 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000009598 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000009598 | Argan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009598 | Globant SA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009598 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009598 | Altair Engineering, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009598 | PTC, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009598 | Eagle Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009598 | Waste Connections, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009598 | TFI International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009598 | Health TechnologyBNY-868459108
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000009598 | Technology ServicesBNY-69370C100
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000009598 | Industrial ServicesBNY-48242W106
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000009598 | Producer ManufacturingBNY-224441105
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000009598 | Electronic TechnologyBNY-040413205
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000009598 | FinanceBNY-2677606
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000009598 | Non-Energy MineralsBNY-26969P108
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009598 | Commercial ServicesBNY-00191U102
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000009598 | Health ServicesBNY-006739106
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000009598 | TransportationBNY-87241L109
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000009595 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000009595 | Shell, PLC, ADR
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009595 | Schneider Electric SE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009595 | Recruit Holdings Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009595 | Sony Group Corp., ADR
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000009595 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000009595 | BAE Systems, PLC
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009595 | Allianz SE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009595 | AstraZeneca, PLC, ADR
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009595 | Partners Group Holding AG
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009595 | FinanceBNY-7088429
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000009595 | Electronic TechnologyBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000009595 | Producer ManufacturingBNY-4834108
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000009595 | Health TechnologyBNY-046353108
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000009595 | Technology ServicesBNY-BQRRZ00
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000009595 | Consumer Non-DurablesBNY-BPF0FP9
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000009595 | Consumer ServicesBNY-BYWLC68
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000009595 | Consumer DurablesBNY-835699307
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000009595 | Non-Energy MineralsBNY-767204100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009595 | Energy MineralsBNY-780259305
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000009595 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000009595 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000009595 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000009595 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000009595 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000009595 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000009595 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009595 | France
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000009595 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009595 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009597 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000009597 | Globant SA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009597 | Taiwan Semiconductor Co.
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000009597 | iShares MSCI India ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009597 | Tencent Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009597 | Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000009597 | DBS Group Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000009597 | Naspers, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009597 | HDFC Bank, Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000009597 | Trip.com Group, Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009597 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000009597 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000009597 | Banks
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000009597 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000009597 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000009597 | Internet & Direct Marketing Retail
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000009597 | 0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000009597 | Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009597 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009597 | Gas Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000009597 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000009597 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009597 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000009597 | China
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000009597 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000009597 | India
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000009597 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000009597 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000009597 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009597 | Peru
Holdings [Line Items]
Percent of Net Asset Value	2.40%